Joint Venture (Tables)	9 Months Ended
Sep. 30, 2018
Disclosure Of Joint Ventures [Line Items]
Disclosure of Change in Investments in Joint Ventures	 The changes in investment in the Joint Venture since initial contribution are as follows:     <table border="0" cellspacing="0" cellpadding="0" style="border-collapse:collapse; margin-left:7.09%;width:72.91%;"> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:75.92%; border-top:double 2.5pt #000000; border-bottom:solid 0.75pt #000000;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1.84%; border-top:double 2.5pt #000000; border-bottom:solid 0.75pt #000000;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:double 2.5pt #000000; border-bottom:solid 0.75pt #000000;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:20.22%; border-top:double 2.5pt #000000; border-bottom:solid 0.75pt #000000;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:double 2.5pt #000000; border-bottom:solid 0.75pt #000000;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:75.92%; border-top:solid 0.75pt #000000; border-bottom:solid 0.75pt #000000;"> Investment in Joint Venture – December 31, 2016 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1.84%; border-top:solid 0.75pt #000000; border-bottom:solid 0.75pt #000000;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #000000; border-bottom:solid 0.75pt #000000;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:20.22%; border-top:solid 0.75pt #000000; border-bottom:solid 0.75pt #000000;white-space:nowrap;"> 13,136 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #000000; border-bottom:solid 0.75pt #000000;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:75.92%; border-top:solid 0.75pt #000000;"> Share of loss of Joint Venture </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1.84%; border-top:solid 0.75pt #000000;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #000000;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:20.22%; border-top:solid 0.75pt #000000;white-space:nowrap;"> (4,850 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #000000;white-space:nowrap;"> ) </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:75.92%;"> Translation adjustment </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1.84%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:20.22%;white-space:nowrap;"> (2,127 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:75.92%;"> Contribution to Joint Venture by LAC </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1.84%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:20.22%;white-space:nowrap;"> 13,717 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:75.92%; border-bottom:solid 0.75pt #000000;"> Elimination of unrealized interest on loans to Joint Venture </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1.84%; border-bottom:solid 0.75pt #000000;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #000000;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:20.22%; border-bottom:solid 0.75pt #000000;white-space:nowrap;"> (239 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #000000;white-space:nowrap;"> ) </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:75.92%; border-top:solid 0.75pt #000000; border-bottom:solid 0.75pt #000000;"> Investment in Joint Venture – December 31, 2017 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1.84%; border-top:solid 0.75pt #000000; border-bottom:solid 0.75pt #000000;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #000000; border-bottom:solid 0.75pt #000000;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:20.22%; border-top:solid 0.75pt #000000; border-bottom:solid 0.75pt #000000;white-space:nowrap;"> 19,637 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #000000; border-bottom:solid 0.75pt #000000;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:75.92%; border-top:solid 0.75pt #000000;"> Share of loss of Joint Venture </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1.84%; border-top:solid 0.75pt #000000;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #000000;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:20.22%; border-top:solid 0.75pt #000000;white-space:nowrap;"> (271 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #000000;white-space:nowrap;"> ) </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:75.92%;"> Contribution to Joint Venture by LAC </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1.84%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:20.22%;white-space:nowrap;"> 11,074 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:75.92%; border-bottom:solid 0.75pt #000000;"> Elimination of unrealized interest on loans to Joint Venture </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1.84%; border-bottom:solid 0.75pt #000000;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #000000;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:20.22%; border-bottom:solid 0.75pt #000000;white-space:nowrap;"> (629 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #000000;white-space:nowrap;"> ) </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:75.92%; border-top:solid 0.75pt #000000; border-bottom:double 2.5pt #000000;"> Investment in Joint Venture – September 30, 2018 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1.84%; border-top:solid 0.75pt #000000; border-bottom:double 2.5pt #000000;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #000000; border-bottom:double 2.5pt #000000;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:20.22%; border-top:solid 0.75pt #000000; border-bottom:double 2.5pt #000000;white-space:nowrap;"> 29,811 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #000000; border-bottom:double 2.5pt #000000;white-space:nowrap;">  </td> </tr> </table>
Minera Exar
Disclosure Of Joint Ventures [Line Items]
Summary of Loans to Joint Venture

The Company has entered into the following loan agreements with Minera Exar, terms of which are summarized below:

$
Loans granted in 2017, maturity 7 years, interest rate LIBOR+7.57%	11,000
Loans granted in 2018, maturity 7 years, interest rate LIBOR+7.57%	12,500
Accrued interest	1,739
Loans to Joint Venture	25,239